Supplementary cash flow information	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Supplementary cash flow information [Text Block]
16.	Supplementary cash flow information

Changes in non-cash working capital comprise the following:

	Year ended December 31
	2017	2016	2015
Trade and other receivables	$391	($169)	($638)
Value added and income taxes receivable	3,464	1,980	243
Prepaid expenses	866	3,232	(850)
Inventories	(1,800)	6,382	(4,318)
Trade and other payables	(4,637)	(12,652)	4,734
Other taxes payable	1,634	(931)	(708)
	($82)	($2,158)	($1,537)